(18) BORROWINGS (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		R$ 11,435,958	R$ 11,435,958	R$ 10,992,057
TJLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		TJLP + 3.48%
CDI [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		From 104.68% to 110.77% of CDI | CDI + from 0.76% to 0.89%
IPCA [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		IPCA + 4.84% to 6.31%
Measured At Amortized Cost [Member] | Local Currency [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		R$ 5,411,928	5,861,896	6,165,427
Borrowing costs		(57,684)	(57,193)
Measured At Amortized Cost [Member] | Local Currency [Member] | Fixed Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		711,398	892,776	900,257
Measured At Amortized Cost [Member] | Local Currency [Member] | Fixed Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		R$ 711,398	892,776
Measured At Amortized Cost [Member] | Local Currency [Member] | Fixed Rate [Member] | FINEM [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		Fixed rate from 2.5% to 8%
Borrowings		R$ 264,093	418,336
Maturity range		2011 to 2024
Collateral		(i) CPFL Energia guarantee (ii) Liens on equipment and receivables (iii) Pledge of shares of SPE, authorized by ANEEL and receivables of operation contracts (iv) guarantee of Bioenergia S.A., CPFL Renováveis, CPFL Energia and State Grid.
Measured At Amortized Cost [Member] | Local Currency [Member] | Fixed Rate [Member] | FINAME [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		Fixed rate from 2.5% to 10%
Borrowings		R$ 54,328	48,672
Maturity range		2012 to 2025
Collateral		(i) Liens on equipment (ii) Guarantee of CPFL Renováveis(iii) CPFL Energia guarantee (iv) Liens on assets
Measured At Amortized Cost [Member] | Local Currency [Member] | Fixed Rate [Member] | FINEP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		Fixed rate from 3.5% to 5%
Borrowings		R$ 944	6,576
Maturity range		2013 to 2021
Collateral		Bank guarantee
Measured At Amortized Cost [Member] | Local Currency [Member] | Fixed Rate [Member] | BNB [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		Fixed rate of 9.5% to 10.14%
Borrowings		R$ 392,033	419,191
Maturity range		2027 to 2037
Collateral		(i) Liens on equipment and receivables (ii) Pledge of shares of SPE, authorized by ANEEL and receivables of operation contracts (iii) SIIF Énergies do Brasil and BVP S.A guarantee
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | TJLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		R$ 2,744,332	3,158,119
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | TJLP And TLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings			4,348,289	3,449,468
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | SELIC [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		83,073	114,117	140,099
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | CDI [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		180,012	386,272	1,541,278
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | IGPM [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		42,605	51,889	57,291
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | UMBNDES [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		1,694	2,152	2,293
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | Other [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		39,777	66,403
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | Others [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		R$ 39,777	66,403	74,740
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINEM [Member] | TJLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		TJLP and TJLP + from 1.72% to 5.5%
Borrowings		R$ 2,721,358	3,128,625
Maturity range		2009 to 2033
Collateral		(i) Pledge of receivables, equipment and assignment of credit and concession rights authorized by ANEEL and shares of SPE (ii) Liens on equipment and receivables (iii) guarantee of CPFL Renováveis, CPFL Energia and State Grid; (viii) Bank guarantee
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINEM [Member] | SELIC [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		SELIC + 2.19% to 2.66%
Borrowings		R$ 79,131	108,752
Maturity range		2015 to 2022
Collateral		SGBP and CPFL Energia guarantee and receivables
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINEM [Member] | IPCA [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		IPCA + 4.74% to 4.80%
Borrowings		R$ 1,609,038	1,190,169
Maturity range		2020 to 2028
Collateral		CPFL Energia guarantee and receivables
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINAME [Member] | TJLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		TJLP + 2.2% to 4.2%
Borrowings		R$ 14,853	20,935
Maturity range		2017 to 2027
Collateral		CPFL Energia guarantee, Liens on equipment and receivables
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINAME [Member] | SELIC [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		SELIC + 2.70% to 3.90%
Borrowings		R$ 3,943	5,365
Maturity range		2016 to 2022
Collateral		CPFL Energia guarantee and liens on equipment and receivables
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINEP [Member] | TJLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		TJLP and TJLP + 5%
Borrowings		R$ 4,284	3,491
Maturity range		2016 to 2024
Collateral		Bank guarantee
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | Bank Loans [Member] | TJLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		TJLP + 2.99% to 3.1%
Borrowings		R$ 3,837	5,069
Maturity range		2005 to 2023
Collateral		CPFL Energia guarantee
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | Bank Loans [Member] | CDI [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		(i) 105% of CDI (ii) CDI - 1,25% to + 1,90%
Borrowings		R$ 180,012	208,384
Maturity range		2012 to 2023
Collateral		(i) CPFL Energia and CPFL Renováveis guarantee (ii) Redeemable preferred shares
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | Bank Loans [Member] | IGPM [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		IGPM + 8.63%
Borrowings		R$ 42,605	51,889
Maturity range		2023
Collateral		(i) Liens on equipment and receivables (ii) Pledge of shares of SPE and rights authorized by ANEEL and receivables of operation contracts
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | Bank Loans [Member] | UMBNDES [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		UMBNDES + from 1.99% to 5%
Borrowings		R$ 1,694	2,152
Maturity range		2006 to 2023
Collateral		CPFL Energia guarantee
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | BankLoans2Member | CDI [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings
Measured At Amortized Cost [Member] | Local Currency [Member] | Floating Rate [Member] | Promissory Note [Member] | CDI [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		103,4% CDI
Borrowings			177,888
Maturity range		2019
Collateral		CPFL Energia guarantee
At Fair Value [member] | Foreign Currency [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		R$ 5,009,052	5,631,255	4,858,446
At Fair Value [member] | Foreign Currency [Member] | Dollar [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		4,178,417	4,855,108	4,698,184
At Fair Value [member] | Foreign Currency [Member] | Euro [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		846,692	879,499	218,814
At Fair Value [member] | Foreign Currency [Member] | Fair Value Adjustment [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings		R$ (16,056)	(103,351)
At Fair Value [member] | Foreign Currency [Member] | Bank Loans (Law 4.131) [Member] | Dollar [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		US$ + Libor 3 months + from 0.80% to 1.55%
Borrowings		R$ 975,333	1,866,418
Maturity range		2017 to 2022
Collateral		CPFL Energia guarantee and promissory notes
At Fair Value [member] | Foreign Currency [Member] | Bank Loans (Law 4.131) [Member] | Euro [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		Euro + from 0.42% to 0.96%
Borrowings		R$ 846,692	879,499
Maturity range		2019 to 2021
Collateral		CPFL Energia guarantee and promissory notes
At Fair Value [member] | Foreign Currency [Member] | Bank Loans (Law 4.131) [Member] | Dollar [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interests rate		US$ + from 1.96% to 4.32%
Borrowings		R$ 3,203,083	2,988,689
Maturity range		2017 to 2022
Collateral		CPFL Energia guarantee and promissory notes
Borrowing Costs [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	[1]	R$ (57,684)	R$ (57,193)	R$ (31,816)

[1]	In accordance with IFRS 9, this refers to the fundraising costs attributable to issuance of the respective debts.